Employee Benefit Plan, Schedule, Asset Held for Investment	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment
Travel + Leisure Co. Employee Savings Plan
Form 5500, Schedule H, Part IV, Line 4i – Schedule of Assets (Held at End of Year)
As of December 31, 2025

	(b)	(c)		(e)
	Identity of Issue, Borrower	Description of	(d)	Current
(a)	Current Lessor or Similar Party	Investment	Cost**	Value
	Deutsche Real Estate Securities Fund Class R6	Mutual fund		$12,856,150
	Dodge & Cox Stock Fund Class X	Mutual fund		25,094,909
	Fidelity Freedom Blend Retirement Fund - Class K6	Mutual fund		9,379
	Fidelity International Capital Appreciation K6 Fund	Mutual fund		13,863,312
	Fidelity U.S. Bond Index Fund	Mutual fund		12,204,223
	Franklin Small Cap Growth Fund Class R6	Mutual fund		18,557,783
	Harbor Small Cap Value Fund Retirement Class	Mutual fund		31,128,748
	PIMCO Income Fund Institutional Class	Mutual fund		10,792,471
	Transamerica International Equity R6	Mutual fund		27,339,031
	Vanguard Inflation-Protected Securities Fund	Mutual fund		10,528,141
	Fidelity Freedom Blend 2010	Common collective trust		1,161,254
	Fidelity Freedom Blend 2015	Common collective trust		1,132,350
	Fidelity Freedom Blend 2020	Common collective trust		3,272,250
	Fidelity Freedom Blend 2025	Common collective trust		16,924,862
	Fidelity Freedom Blend 2030	Common collective trust		39,214,503
	Fidelity Freedom Blend 2035	Common collective trust		50,801,234
	Fidelity Freedom Blend 2040	Common collective trust		45,812,020
	Fidelity Freedom Blend 2045	Common collective trust		54,421,413
	Fidelity Freedom Blend 2050	Common collective trust		51,643,620
	Fidelity Freedom Blend 2055	Common collective trust		47,436,772
	Fidelity Freedom Blend 2060	Common collective trust		28,954,162
	Fidelity Freedom Blend 2065	Common collective trust		9,149,796
	Fidelity Freedom Blend 2070	Common collective trust		369,777
	Fidelity Freedom Blend Retirement Fund	Common collective trust		1,414,396
	Federated Hermes Total Return Bond Fund	Common collective trust		34,339,904
	Galliard Stable Return Fund	Common collective trust		42,295,364
	Harbor Capital Appreciation CIT Class 5	Common collective trust		107,721,141
	Spartan Extended Market Index Pool Class C	Common collective trust		43,562,133
	Spartan S&P 500 Index Fund Class C	Common collective trust		209,613,558
	Spartan Global ex U.S. Index Fund	Common collective trust		33,303,822
*	Travel + Leisure Co.	Common stock		33,233,712
*	Various participants	Loans to participants***		22,902,427
	Fidelity Investments Money Market Government Portfolio - Institutional Class	Money market		16,321,980
	Total			$1,057,376,597

* Party-in-interest
** Cost information is not required for participant-directed investments.
*** Maturity dates range from 11/26/25 to 10/25/40. Interest rates range from 4.25% to 9.50%. Certain participant loans remained outstanding at December 31, 2025 despite having reached their contractual maturity dates. Such loans were not considered in default as of year-end and continued to be treated as participant loans in accordance with the Plan's loan administration procedures.